Exchange rates (Tables)	12 Months Ended
Mar. 31, 2018
Effects Of Changes In Foreign Exchange Rates [Abstract]
Major rates of exchanged used in the preparation of the consolidated financial statements
The following major rates of exchange were used in the preparation of the consolidated financial statements:

		March 31, 2018	March 31, 2017	March 31, 2016

ZAR:USD	– closing	11.83	13.41	14.83
	– average	12.99	14.06	13.78
ZAR:GBP	– closing	16.60	16.75	21.31
	– average	17.21	18.42	20.63